CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Details) - USD ($)				1 Months Ended	12 Months Ended
	Sep. 15, 2016	Aug. 15, 2016	Jul. 15, 2016	Mar. 31, 2017	Jun. 30, 2016
Ray Leonard | Series A Preferred Stock
Number of units				50
Proceeds from Issuance of Private Placement				$ 50,000
Paolo G Amoruso
Consulting fee, per month					$ 30,000
Payments under transition agreement	$ 300,000	$ 50,000	$ 150,000
Payment forfeited under agreement	300,000
Paolo G Amoruso | Unqualified Stock Options
Awarded (in shares)					36,875
David W Wesson
Consulting fee, per month					$ 25,000
Payments under transition agreement	$ 150,000	$ 150,000	$ 150,000
David W Wesson | Unqualified Stock Options
Awarded (in shares)					34,375